Loans and advances to central banks and credit institutions	12 Months Ended
Dec. 31, 2025
Loans And Advances To Central Banks And Credit Institutions [Abstract]
Loans and advances to central banks and credit institutions	Loans and advances to central banks and credit institutions
The detail, by classification, type and currency, of Loans and advances to central banks and credit institutions in the consolidated balance sheets is as follows:

EUR million
CENTRAL BANKS	2025	2024	2023
Classification
Financial assets held for trading	14,632	12,966	17,717
Non-trading financial assets mandatorily at fair value through profit or loss	—	—	—
Financial assets designated at fair value through profit or loss	—	—	—
Financial assets designated at fair value through other comprehensive income	—	—	—
Financial assets at amortised cost	15,986	16,179	20,082
	30,618	29,145	37,799
Type
Time deposits	15,986	16,179	17,747
Reverse repurchase agreements	14,632	12,966	20,052
Impaired assets	—	—	—
Valuation adjustments for impairment	—	—	—
	30,618	29,145	37,799
CREDIT INSTITUTIONS
Classification
Financial assets held for trading	25,967	27,314	14,061
Non-trading financial assets mandatorily at fair value through profit or loss	—	—	—
Financial assets designated at fair value through profit or loss	413	408	459
Financial assets designated at fair value through other comprehensive income	1,120	363	313
Financial assets at amortised cost	61,513	55,537	57,917
	89,013	83,622	72,750
Type
Time deposits	10,665	9,036	8,560
Reverse repurchase agreements	52,365	48,932	35,846
Non- loans advances	25,987	25,659	28,353
Impaired assets	—	—	—
Valuation adjustments for impairment	(4)	(5)	(9)
	89,013	83,622	72,750
CURRENCY
Euro	43,697	43,347	34,229
Pound sterling	5,147	2,424	3,539
US dollar	23,320	22,539	17,602
Brazilian real	43,577	39,379	47,151
Other currencies	3,890	5,078	8,028
TOTAL	119,631	112,767	110,549
The loans and advances to credit institutions classified under 'Financial assets at amortised' cost are mainly time accounts and deposits.
Note 51 contains a detail of their residual maturity periods.
This line item also includes irrevocable payment commitments to the Single Resolution Fund made in accordance with article 70.3 of Regulation 806/2014, which establishes uniform rules and a uniform procedure for the resolution of credit institutions and certain security service companies. investment within the framework of a Single Resolution Mechanism and a Single Resolution Fund, for which, in accordance with the standard, no provision has been recorded, these commitments have not been significant regarding the consolidated annual accounts.
At 31 December 2025 the gross exposure by impairment stage of the assets accounted subject to impairment for amounts to EUR 78,623 million, EUR 0 million and EUR 0 million (EUR 72,084, EUR 0 million and EUR 0 million in 2024 and EUR 78,321 million, EUR 0 million and EUR 0 million in 2023), and the loan loss provision by impairment stage amounts to EUR 4 million, EUR 0 million and EUR 0 million (EUR 5 million, EUR 0 million and EUR 0 million in 2024 and EUR 9 million, EUR 0 million and EUR 0 million in 2023) in stage 1, stage 2 and stage 3, respectively.